Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $3,000,000,000.
Narrative - Max Aggregate Offering Price	$ 3,000,000,000